Principal Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Apr. 01, 2022 CNY (¥)	Apr. 01, 2021 CNY (¥)
Principal Accounting Policies [Line Items]
Contract with Customer, Asset		¥ 0			¥ 0
Contract with Customer, Liability								¥ 7,000	¥ 3,900
Contract with Customer, Liability, Revenue Recognized		3,000			3,600
Unearned Revenue		4,500
Cost of Revenue		858,608	$ 125,023		943,698		¥ 823,686
Advertising Expense		¥ 44,000			81,000		83,000
Government subsidies recognized	¥ 300			¥ 200		¥ 1,100
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]		Other Income Net	Other Income Net
Other Research and Development Expense		¥ 3,700			11,300		14,100
Impairment of finitely lived intangible assets		0			0		0
Impairment of tangible assets amount		0			0		0
Short-term Investments [Member]
Principal Accounting Policies [Line Items]
Short-term investments used as collateral		70,000			128,000
Short Term Borrowings Collateralized by Short Term Investments		64,000			111,000
Cost of product sales [Member]
Principal Accounting Policies [Line Items]
Cost of Revenue		842,700			930,400		820,300
Cost of services [Member]
Principal Accounting Policies [Line Items]
Cost of Revenue		¥ 15,900			¥ 13,300		¥ 3,400
CNY [Member]
Principal Accounting Policies [Line Items]
Foreign Currency Exchange Rate		6.8717			6.3482
Convenience translation exchange rate		6.8676